Investments at Fair Value - Fair Value of Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 253,656,558	$ 214,011,393
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,069,857	25,685,310
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	206,687,735	169,796,520
Self-directed brokerage fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,171,145	1,776,956
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	236,928,737	197,258,786
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,069,857	25,685,310
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	206,687,735	169,796,520
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,171,145	1,776,956
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	236,928,737	197,258,786
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,069,857	25,685,310
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	206,687,735	169,796,520
Level 1 | Self-directed brokerage fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,171,145	1,776,956
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 16,727,821	$ 16,752,607